Income Taxes (Reconciliation of Income Tax Expense Based on Federal Statutory Rate) (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Income Tax Disclosure [Abstract]
Income before income taxes	$ 6,906,839	$ 6,935,694	$ 7,500,584
Income tax expense computed at the federal statutory rate	2,348,325	2,358,136	2,550,199
State income taxes, net of federal income tax benefit	277,395	275,005	299,061
Amortization of investment tax credits	(9,039)	(9,039)	(14,698)
Other, net	28,106	14,847	12,549
Total income tax expense	$ 2,644,787	$ 2,638,949	$ 2,847,111